Directors’ emoluments and key management personnel remuneration - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 shares director	Dec. 31, 2020 director	Dec. 31, 2019 director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of directors, retirement benefits accrued for	2	4	3
Number of directors, options granted	4	4	2
Number of directors, options exercised	1	1	1
Number of share options exercised in share-based payment arrangement (in shares) | shares	1,597,800
Highest Paid Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	0